SHAREHOLDERS' CAPITAL	12 Months Ended
Mar. 31, 2021
SHAREHOLDERS' CAPITAL
SHAREHOLDERS' CAPITAL

18.SHAREHOLDERS’ CAPITAL

Just Energy is authorized to issue an unlimited number of common shares with no par value. Shares outstanding have no preferences, rights or restrictions attached to them.

(a)	Details of issued and outstanding shareholders’ capital are as follows:

	As at		As at
	March 31, 2021		March 31, 2020
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of year	4,594,371	$1,099,864	4,533,211	$1,088,538
Share-based awards exercised	91,854	929	61,160	11,326
Issuance of shares due to recapitalization	43,392,412	438,642	—	—
Issuance cost	—	(1,572)	—	—
Balance, end of year	48,078,637	$1,537,863	4,594,371	$1,099,864

Preferred shares:

Balance, beginning of year	4,662,165	$146,965	4,662,165	$146,965
Exchanged to common shares	(4,662,165)	(146,965)	—	—
Balance, end of year	—	$—	4,662,165	$146,965

Shareholders' capital	48,078,637	$1,537,863	9,256,536	$1,246,829

Just Energy defines capital as shareholders’ equity (excluding accumulated other comprehensive income) and long-term debt. Just Energy’s objectives when managing capital are to maintain flexibility by:

(i)	Enabling it to operate efficiently; and
(ii)	Providing liquidity and access to capital for growth opportunities;

Just Energy manages the capital structure and adjusts to it in light of changes in economic conditions and the risk characteristics of the underlying assets. The Board of Directors does not establish quantitative return on capital criteria for management, but rather promotes year-over-year sustainable and profitable growth. Just Energy is not subject to any externally imposed capital requirements other than financial covenants in its long-term debts, and as at March 31, 2020 and 2019, all of these covenants had been met. However due to the CCAA filing these covenants were stayed for 2021.

(b)Dividends

In the second quarter of fiscal 2020, the Company made the decision to suspend its dividend on common shares. For the year ended March 31, 2021, dividends of $nil (2020 - $0.125) per common share were declared by Just Energy. These dividends amounted to $18.7 million for the year ended March 31, 2020. Because of the dividend suspension, distributions related to the dividends also ceased.

As a result of the September Recapitalization, the preferred shares were exchanged for common shares and there were no dividends for the year ended March 31, 2021. For the year ended March 31, 2020, dividends of US$1.0625 per preferred share were declared by Just Energy in the amount of $6.6 million.

(c)September Recapitalization transaction

On September 28, 2020, the Company completed the September Recapitalization. The September Recapitalization was undertaken through a plan of arrangement under the CBCA and included:

•	The consolidation of the Company’s common shares on a 1‑for‑33 basis;
•

Exchange of the 6.75% $100M convertible debentures and the 6.75% $160M convertible debentures for common shares and the 7.0% Subordinated Notes”). The 7.0% Subordinated Notes had a principal amount of 15 million as at September 28, 2020 which was reduced to $13.2 million through a tender offer for no consideration on October 19, 2020;

•	Extension of $335 million of the Company’s senior secured credit facilities to December 2023, with revised covenants and a schedule of commitment reductions throughout the term;
•

Existing 8.75% loan and the remaining convertible bonds due December 31, 2020 were exchanged for the 10.25% Term Loan and common shares, with interest on the new term loan to be initially paid-in-kind until certain financial measures are achieved;

•	Exchange of all of the 8.50%, fixed-to-floating rate, cumulative, redeemable, perpetual preferred shares for common shares;
•	Accrued and unpaid interest paid in cash on the subordinated convertible debentures until September 28, 2020;
•	The payment of certain expenses of the ad hoc group of convertible debenture holders;
•

The issuance of approximately $3.7 million of common shares by way of an additional private placement to the Company’s term loan lenders at the same subscription price available to all securityholders pursuant to the new equity subscription offering, proceeds of which partially offset the incremental cash costs to the ad hoc group noted above;

•

The entitlement of holders of Just Energy’s existing 8.75% loan, 6.5% convertible bonds, the subordinated convertible debentures, preferred shares and common shares as of July 23, 2020 to subscribe for post-consolidation common shares at a price per share of $3.412, with subscriptions totaling 15,174,950 common shares resulting in cash proceeds for Just Energy of approximately $51.8 million;

•

Pursuant to the previously announced backstop commitments, the acquisition of 14,137,580 common shares by the backstop parties, on a post-consolidation basis resulting in cash proceeds for Just Energy of approximately $48.2 million; for total aggregate proceeds from the equity subscription option of approximately $100.0 million, which was used to reduce debt and for general corporate purposes. In accordance with the Plan of Arrangement, the Board of Directors of Just Energy determined that the value of the equity subscription offer on September 28, 2020 was $4.868 per common share;

•

The issuance of $3.67 million of common shares by way of an additional private placement to the Company’s 8.75% term loan lenders at the same subscription price available to all securityholders pursuant to the new equity subscription offering;

•

The settlement of litigation related to the 2018 acquisition of Filter Group Inc. pursuant to which shareholders of the Filter Group received an aggregate of $1.8 million in cash and 429,958 common shares; and

•

The implementation of a new management equity incentive plan that will permit the granting of various types of equity awards, including stock options, share appreciation rights, restricted shares and deferred shares.

The September Recapitalization resulted in total net gain of $51.4 million for the nine months ended December 31, 2020. The net gain reported in the Consolidated Statements of Loss is made up of the gain of $78.8 million related to reduction in debt, partially offset by $27.4 million of expense incurred in relation to the Recapitalization, which was not capitalized.

The September Recapitalization did not result in tax expense or cash taxes since any debt forgiveness resulting from the exchange of the convertible debentures was fully reduced by operating and capital losses previously not used.